Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Baijiayun Group Ltd
Entity Central Index Key	0001381074
Entity File Number	001-33176
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	24F, A1 South Building
Entity Address, Address Line Two	No. 32 Fengzhan Road Yuhuatai District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210000
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.002 per share
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,170,149
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	297,885
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Fangfei Liu, Chief Financial Officer
Contact Personnel Email Address	liufangfei@baijiayun.com
Entity Address, Address Line One	24F, A1 South Building
Entity Address, Address Line Two	No. 32 Fengzhan RoadYuhuatai District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	25 8222-1596